Submission	Apr. 22, 2025
Submission [Line Items]
Central Index Key	0001173420
Registrant Name	NOVAGOLD RESOURCES INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES